Revenue - Disaggregation of Revenue from Contracts with Customers (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 318,797	€ 328,618	€ 468,487
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	318,250	327,316	467,255
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	547	1,302	1,232
Wholesale (distributors and retailers) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	242,667	255,507	386,421
Directly operated stores (end consumers) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	76,130	73,111	82,066
United States of America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	90,921	87,250	119,749
Italy [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	47,509	39,037	61,284
United Kingdom [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	32,252	36,291	55,300
China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22,178	26,211	59,358
Spain [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,534	11,634	16,037
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,516	14,498	15,544
Mexico [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,913	8,197	10,594
Canada [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,275	8,117	15,033
Australia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,723	6,256	9,864
Belgium [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,605	5,302	8,084
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,514	3,371	5,804
South Korea [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,395	3,518	6,150
United Arab Emirates [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,181	4,839	4,453
Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	61,281	74,097	81,233
Europe, Middle East and Africa [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	153,033	159,570	215,596
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	125,063	122,820	165,453
Asia Pacific [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	40,702	46,228	87,438
Sale of upholstery furniture [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	272,935	281,638	398,768
Sale of home furnishing accessories [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	37,610	38,199	54,478
Sale of polyurethane foam [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,932	2,509	5,208
Sale of other goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,320	6,272	10,033
Natuzzi Editions Brand [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	167,416	176,600	213,481
Natuzzi Italia Brand [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	120,487	119,323	191,624
Private label [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22,639	23,914	48,141
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 8,255	€ 8,781	€ 15,241